Stock Incentive Plans - Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 days 19 hours
Expected volatility	35.00%
Expected dividend yield	0.00%
Risk-free interest rate	2.28%
Fair value at Valuation Date	$ 7.42
Time Based Vesting Conditions [Member] | Share-based Payment Arrangement, Option [Member] | Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 6 months	6 years 6 months	6 years 6 months
Expected volatility		40.00%	40.00%	40.00%
Expected dividend yield		0.00%	0.00%	0.00%
Risk-free interest rate minimum		0.62%	0.39%	1.62%
Risk-free interest rate maximum		0.67%	0.45%	2.38%
Fair value at Valuation Date		$ 3.67	$ 1.83	$ 1.39
Performance And Market Based Vesting Conditions [Member] | Share-based Payment Arrangement, Option [Member] | Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		5 years 6 months	5 years 6 months	6 years 6 months
Expected volatility		33.00%	33.00%	40.00%
Expected dividend yield		0.00%	0.00%	0.00%
Risk-free interest rate		0.44%	0.44%	2.38%
Fair value at Valuation Date		$ 0.88	$ 0.88	$ 0.67